Income Taxes - Schedule of Effective Tax Rates Reconciliation (Details) (Parenthetical)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Reconciliation of statutory federal income tax provision	15.00%	15.00%